PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
	December 31,
	2024	2023
Cost:

Buildings and land	$84,022	$83,775
Computers, software and electronic equipment	67,627	64,262
Network equipment	39,739	39,473
Office furniture and equipment	4,165	4,108
Vehicles	299	299
Leasehold improvements	2,624	2,784

	198,476	194,701
Accumulated depreciation	(127,642)	(120,386)

Depreciated cost	$70,834	$74,315